UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                                                    811-7502

     Dreyfus International Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	11/30/08

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statement of Changes in Net Assets

19	Financial Highlights

24	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus Emerging Markets Fund

The Fund

LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Emerging Markets Fund covering the six-month period from June 1, 2008, through November 30, 2008.

The global economy suffered during the reporting period amid a financial crisis that sparked sharp declines in virtually all sectors, regions and capitalization ranges of the international stock markets.According to our Chief Economist, the combination of export-dependent growth in overseas markets and a rising U.S. debt burden proved to be unsustainable. Other contributors to the downturn included sharp declines in many countries’ home prices; excessive leverage among financial institutions, especially investment banks; and regulatory policies and behaviors that exacerbated financial stresses.Various governments and central banks have responded with massive interventions, including nationalizing some troubled financial institutions, providing loans to others and guaranteeing certain financial instruments. However, the global financial system remains fragile, and economic weakness is likely to persist.

In our view, today’s investment environment is rife with near-term challenges and long-term opportunities. Now more than ever, it is important to ensure that your investments are aligned with your current needs, future goals and attitudes toward risk.We urge you to speak regularly with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation December 15, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2008, through November 30, 2008, as provided by D. Kirk Henry, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2008, Dreyfus Emerging Markets Fund’s Class A shares produced a total return of –50.80%, Class B shares retuned –50.96%,Class C shares returned –50.96%,Class I shares returned –50.77% and Class T shares returned –50.92% .1 This compares with a –55.75% total return provided by the Morgan Stanley Capital International Emerging Markets Index (MSCI EM Index), the fund’s benchmark, for the same period.2

In stark contrast to previous reporting periods, the emerging markets fell sharply over the past six months due to a global economic slowdown and an intensifying financial crisis.While we are never satisfied with negative absolute returns, we nonetheless are pleased that the fund produced higher returns than its benchmark, largely due to the success of our stock selection strategy as well as the fund’s limited exposure to materials stocks that declined sharply along with commodities prices.

The Fund’s Investment Approach

The fund seeks long-term capital growth. In seeking to do so, the fund invests at least 80% of its assets in the stocks of companies organized, or with a majority of assets or business, in emerging market countries generally represented in the MSCI EM Index. Normally, the fund will not invest more than 25% of its total assets in any single emerging market country. We identify potential investments through quantitative and fundamental research, using a value-oriented, research-driven approach that emphasizes individual stock selection over economic and industry trends.We assess how a stock is valued relative to its intrinsic worth, the company’s efficiency and profitability, and the presence of a catalyst that could trigger an increase in the stock’s price in the near- or midterm.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Emerging Markets Fell Sharply Amid Global Financial Crisis

To understand the current environment for emerging equity markets, we would like to briefly review events leading up to the reporting period. In October 2007, emerging equity markets surged to record highs, the result of a bull market that traced its roots to a solid and sustained period of earnings growth and profit-margin improvement for companies in developing markets.Valuations expanded, with stocks in several markets, including China and India, trading at unprecedented levels compared to stocks in the United States and other developed markets. Some analysts advanced the theory that emerging markets had “decoupled” from their industrialized counterparts, suggesting that emerging economies could continue their brisk growth even in the event of a recession in the United States and Europe.

The“decoupling”theory was proved incorrect over the summer of 2008, when emerging markets stocks fell sharply as the global credit crunch developed into a full-blown financial crisis, nearly leading to the collapse of the global banking system. By mid-October, the emerging markets had plummeted to lows not seen since the “Asian Crisis” of 1997-1998.

As market conditions deteriorated, many highly leveraged institutional investors were forced to de-lever their portfolios, selling their more liquid investments to raise cash for margin calls and redemptions. In addition, the financial crisis left many companies scrambling to secure funding from a rapidly shrinking supply of available credit.

Broad-Based Declines Hurt All Countries and Sectors

Over the reporting period,all countries and market sectors tracked by the fund and the Index posted negative double-digit absolute returns, a testament to the depth and breadth of the market correction. However, the fund produced higher returns than the MSCI EM Index, primarily by maintaining underweight positions in commodity-related companies, most notably metals stocks in Russia, platinum stocks in South Africa and Brazilian steel producers and diversified metal producers.The fund also fared relatively well in India,where two state-owned refineries performed well due to declining oil prices and the government’s move to ease the subsidy burden by raising domestic gas prices.

On the other hand, stocks in Mexico and China disappointed. In Mexico, tortilla producer Gruma S.A.B. de C.V. and Controladora Comercial Mexicana S.A.B. de C.V., a retailer, faltered due to their currency speculation in the domestic market. In addition, the country’s largest cement maker Cemex declined sharply amid a severe slump in the U.S. housing market. In China, the effects of the global slowdown pressured textile exporters, and market pressure followed the devastating earthquake in Sichuan and the conclusion of the Beijing 2008 Olympic Games.

Searching for Opportunities in an Oversold Market

We recognize that investors are concerned regarding the current bear market and the outlook for emerging markets equities. However, we would like to remind shareholders that emerging markets equities have historically provided investors with potential exposure to dynamic growth opportunities and diversification benefits. While we remain cautious regarding current market dynamics, we believe that some markets and companies were punished too severely in the downturn, which, in our view, has created a number of investment opportunities with growth prospects that are now selling at attractive prices.

December 15, 2008

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of gross dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Emerging Markets (MSCI
EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America and the Pacific Basin.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Fund from June 1, 2008 to November 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended November 30, 2008

	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 7.26	$ 10.13	$ 9.90	$ 6.66	$ 9.23
Ending value (after expenses)	$492.00	$490.40	$490.40	$492.30	$490.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2008

	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 9.80	$ 13.67	$ 13.36	$ 9.00	$ 12.46
Ending value (after expenses)	$1,015.34	$1,011.48	$1,011.78	$1,016.14	$1,012.68

† Expenses are equal to the fund’s annualized expense ratio of 1.94% for Class A, 2.71% for Class B, 2.65% for
Class C, 1.78% for Class I and 2.47% for Class T, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS November 30, 2008 (Unaudited)

Common Stocks—94.0%	Shares	Value ($)

Brazil—11.0%
Banco Itau Holding Financeira, ADR	231,105	2,676,196
Centrais Eletricas Brasileiras	269,862	3,125,153
Cia de Saneamento Basico do Estado de Sao Paulo	86,430	902,384
Cia de Saneamento de Minas Gerais	356,900	2,462,601
Cia Energetica de Minas Gerais, ADR	1	16
Cia Vale do Rio Doce, ADR	585,900	6,995,646
Empresa Brasileira de Aeronautica, ADR	71,170	1,105,270
Grendene	562,000	2,642,622
Medial Saude	334,100	820,842
Petroleo Brasileiro (Preferred), ADR	862,870	15,341,829
Petroleo Brasileiro, ADR	47,890	1,002,817
Tele Norte Leste Participacoes, ADR	450,100	6,607,468
Telemig Celular Participacoes (Rights)	898 [a]	675
Unibanco—Uniao de Bancos Brasileiros, ADR	58,110	3,724,270
Votorantim Celulose e Papel, ADR	314,350	1,747,786
		49,155,575
Chile—.1%
Banco Santander Chile, ADR	13,450	447,885
China—9.3%
Aluminum Corp. of China, Cl. H	2,746,700	1,254,605
Anhui Expressway, Cl. H	4,042,000	1,246,485
Bank of China, Cl. H	15,228,000	4,813,951
Bosideng International Holdings	24,142,000	1,962,486
China Molybdenum, Cl. H	3,327,000	1,214,876
China Telecom, Cl. H	4,763,800	1,813,294
Dongfang Electric, Cl. H	1,424,600	3,172,681
Huaneng Power International, Cl. H	6,964,600	4,663,975
PetroChina, Cl. H	12,310,000	10,149,663
Sinopec Shanghai Petrochemical, Cl. H	9,686,000	2,187,133
Sinotrans, Cl. H	14,103,500	1,910,772
TPV Technology	12,396,000	2,239,248
Weiqiao Textile, Cl. H	8,962,100	2,046,802
Yanzhou Coal Mining, ADR	129,800	717,794
Yanzhou Coal Mining, Cl. H	3,198,000	1,774,351
		41,168,116

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Egypt—.1%
Telecom Egypt	216,770	575,832
Hong Kong—9.4%
Brilliance China Automotive Holdings	18,332,000 [a]	898,848
China Mobile	931,500	8,545,651
China Mobile, ADR	85,640	3,924,881
China Power International Development	25,625,292	5,257,250
China Unicom (Hong Kong)	3,383,198	4,173,285
CNOOC	2,078,000	1,675,785
CNOOC, ADR	22,870	1,875,569
Cosco Pacific	5,962,000	4,384,898
Denway Motors	10,523,300	2,715,655
Global Bio-Chem Technology Group	13,498,700	1,219,222
Hopson Development Holdings	2,619,557	1,081,610
Nine Dragons Paper Holdings	5,720,000	1,055,419
NWS Holdings	853,481	980,114
Shanghai Industrial Holdings	1,323,000	2,499,157
Texwinca Holdings	2,911,300	1,356,085
		41,643,429
Hungary—.9%
Magyar Telekom Telecommunications	328,323	959,949
Richter Gedeon	22,330	2,973,638
		3,933,587
India—7.5%
Andhra Bank	1,483,341	1,628,906
Bharat Petroleum	252,363	1,711,619
Hindalco Industries	1,350,770	1,430,735
Hindustan Petroleum	802,841	3,762,035
ICICI Bank, ADR	70,240	1,000,218
India Cements	1,346,490	2,337,572
Jet Airways India	202,782 [a]	524,112
Mahanagar Telephone Nigam	2,090,740	3,091,131
Mahindra & Mahindra	377,480	2,122,736
Oil & Natural Gas	128,684	1,786,571

Common Stocks (continued)	Shares	Value ($)

India (continued)
Reliance Industries	70,370	1,589,911
Satyam Computer Services	517,800	2,508,542
State Bank of India	81,370	1,765,738
State Bank of India, GDR	72,870 [b]	3,169,845
Steel Authority of India	526,248	701,349
Sterlite Industries (India)	116,540	551,346
Sterlite Industries (India), ADR	232,430	1,145,880
Tata Consultancy Services	193,390	2,154,763
Tata Motors	76,732	208,893
		33,191,902
Indonesia—1.7%
Gudang Garam	5,360,000	1,927,817
Kalbe Farma	40,281,600	1,373,427
Telekomunikasi Indonesia	8,323,500	4,049,270
		7,350,514
Israel—.8%
Bank Hapoalim	742,660 [a]	1,443,799
Israel Discount Bank, Cl. A	2,690,488	2,283,667
		3,727,466
Malaysia—4.6%
AMMB Holdings	2,108,975	1,198,976
Gamuda	6,830,600	3,185,791
Genting	910,000	1,024,645
Malayan Banking	5,208,800	7,403,152
Resorts World	500,100	322,957
Sime Darby	2,280,300	3,681,456
Tenaga Nasional	2,307,600	3,757,373
		20,574,350
Mexico—3.1%
America Movil, ADR, Ser. L	140,930	4,227,900
Consorcio ARA	3,958,100	1,383,517
Controladora Comercial Mexicana (Units)	1,354,900	310,669
Embotelladoras Arca	1,296,000	2,494,430

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Mexico (continued)
Gruma, Cl. B	1,639,592 [a]	787,406
Grupo Continental	2,361,350	3,156,932
Grupo Modelo, Ser. C	617,900	1,575,093
		13,935,947
Philippines—1.1%
ABS-CBN Holdings	2,432,200	707,684
Bank of the Philippine Islands	2,192,857	1,880,551
Manila Electric	861,760	1,020,563
Metropolitan Bank & Trust	747,700	374,041
Union Bank of the Philippines	1,673,906	751,933
		4,734,772
Poland—.9%
Bank Pekao	40,830	1,521,896
Polski Koncern Naftowy Orlen	268,530	2,353,509
		3,875,405
Russia—6.1%
Cherepovets MK Severstal, GDR	87,420 [b]	266,631
Gazprom, ADR	806,025	13,944,232
LUKOIL, ADR	241,555	7,681,449
MMC Norilsk Nickel, ADR	413,520 [a]	3,051,778
Mobile Telesystems, ADR	48,340	1,432,798
VTB Bank, GDR	405,050 [b]	891,110
		27,267,998
South Africa—8.6%
AngloGold Ashanti, ADR	364,586	7,783,911
FirstRand	3,874,920	6,342,875
Gold Fields, ADR	318,350	2,616,837
JD Group	636,491	1,913,262
Nampak	2,652,723	3,289,587
Nedbank Group	549,292	5,095,119
Sanlam	664,531	1,087,774
Sappi	482,235	1,729,444

Common Stocks (continued)	Shares	Value ($)

South Africa (continued)
Sappi (Rights)	594,858 [a]	879,304
Sasol	110,510	3,149,973
Standard Bank Group	1	5
Steinhoff International Holdings	1,364,757 [a]	1,441,931
Telkom	289,328	2,927,724
		38,257,746
South Korea—13.0%
Hana Financial Group	122,763	1,462,459
Hanwha Chemical	418,580	1,421,861
Hyundai Motor	69,727	1,969,823
Kangwon Land	194,210	1,586,467
KB Financial Group	281,931 [a]	5,795,995
Korea Electric Power	288,185	5,463,548
KT, ADR	394,880	4,477,939
Kumho Tire	554,680	1,665,173
Lotte Shopping	29,048	3,539,545
POSCO	23,113	5,349,503
POSCO, ADR	13,250	765,187
Samsung Electronics	45,967	15,207,598
Shinhan Financial Group	103,497	2,148,848
SK Telecom, ADR	444,880	7,211,505
		58,065,451
Taiwan—9.7%
China Motor	4,005,107	1,043,116
Chinatrust Financial Holding	10,415,690	3,519,977
Compal Electronics	10,083,758	5,210,149
First Financial Holding	2,877,936	1,318,409
HON HAI Precision Industry	1,544,000	2,986,981
Mega Financial Holding	8,424,000	2,581,177
Nan Ya Printed Circuit Board	1,155,614	2,360,592
Nien Hsing Textile	2,742,000	647,425
Powerchip Semiconductor	9,031,601 [a]	838,344

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Taiwan (continued)
Quanta Computer	3,788,164	4,096,665
SinoPac Financial Holdings	24,966,103	5,107,368
Taiwan Semiconductor Manufacturing	4,510,313	5,527,975
Taiwan Semiconductor Manufacturing, ADR	16,592	118,633
United Microelectronics	24,206,446	5,890,000
Yageo	15,196,200	1,661,635
		42,908,446
Thailand—4.3%
Bangkok Bank	750,900	1,397,220
Charoen Pokphand Foods	41,081,900	3,243,003
Delta Electronics Thai	305,874	89,684
Kasikornbank	3,282,200	3,932,718
Krung Thai Bank	27,906,500	2,596,319
PTT	10,100	41,858
Siam Cement	1,195,800	3,034,170
Thai Airways International	5,064,844	1,078,082
Thai Oil	2,560,200	1,371,407
Thai Union Frozen Products	4,905,021	2,475,328
		19,259,789
Turkey—1.6%
Petrol Ofisi	0 [a]	1
Turk Sise ve Cam Fabrikalari	3,472,828 [a]	2,393,143
Turkcell Iletisim Hizmet	385,770	2,178,379
Turkcell Iletisim Hizmet, ADR	37,990	523,502
Turkiye Garanti Bankasi	974,470 [a]	1,417,637
Turkiye Is Bankasi, Cl. C	158,535	406,642
		6,919,304
United Kingdom—.2%
JKX Oil & Gas	401,943	924,156
Total Common Stocks
(cost $775,596,372)		417,917,670

Preferred Stocks—2.3%	Shares	Value ($)

Brazil
Braskem, Cl. A	838,700	2,317,701
Centrais Eletricas Brasileiras, Cl. B	130,674	1,375,605
Cia de Tecidos do Norte de Minas—Coteminas	920,148 [a]	1,605,129
Cia Energetica de Minas Gerais	256,416	4,113,152
Telemig Celular Participacoes	47,256	734,565
Total Preferred Stocks
(cost $12,940,426)		10,146,152

Total Investments (cost $788,536,798)	96.3%	428,063,822
Cash and Receivables (Net)	3.7%	16,352,517
Net Assets	100.0%	444,416,339

ADR—American Depository Receipts GDR—Global Depository Receipts

a	Non-income producing security.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $4,327,586 or 1.0% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Financial	18.4	Utilities	7.2
Energy	15.6	Industrial	5.4
Telecommunication Services	12.9	Consumer Staples	3.9
Materials	12.3	Health Care	1.2
Information Technology	11.5
Consumer Discretionary	7.9		96.3

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES November 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	788,536,798	428,063,822
Cash		5,147,641
Cash denominated in foreign currencies	10,544,631	10,165,445
Receivable for investment securities sold		6,477,300
Dividends and interest receivable		1,617,693
Receivable for shares of Common Stock subscribed		886,205
Unrealized appreciation on forward
currency exchange contracts—Note 4		2,876
Prepaid expenses		45,310
		452,406,292

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,726,619
Bank loan payable—Note 2		5,200,000
Payable for investment securities purchased		455,871
Payable for shares of Common Stock redeemed		296,286
Interest payable—Note 2		3,402
Accrued expenses		307,775
		7,989,953

Net Assets ($)		444,416,339

Composition of Net Assets ($):
Paid-in capital		616,606,610
Accumulated undistributed investment income—net		18,064,868
Accumulated net realized gain (loss) on investments		170,673,283
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(360,928,422)

Net Assets ($)		444,416,339

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	383,190,175	1,544,566	2,529,443	57,131,672	20,483
Shares Outstanding	40,040,526	167,883	274,453	5,957,133	2,195

Net Asset Value
Per Share ($)	9.57	9.20	9.22	9.59	9.33

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended November 30, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,772,418 foreign taxes withheld at source):
Unaffiliated issuers	13,176,097
Affiliated issuers	115,193
Interest	12,679
Total Income	13,303,969
Expenses:
Management fee—Note 3(a)	5,300,722
Shareholder servicing costs—Note 3(c)	1,391,424
Custodian fees—Note 3(c)	1,162,974
Professional fees	64,198
Prospectus and shareholders’ reports	63,038
Directors’ fees and expenses—Note 3(d)	38,053
Distribution fees—Note 3(b)	29,207
Registration fees	28,752
Interest expense—Note 2	9,073
Loan commitment fees—Note 2	5,795
Miscellaneous	29,381
Total Expenses	8,122,617
Less—reduction in fees due to
earnings credits—Note 1(c)	(10,291)
Net Expenses	8,112,326
Investment Income—Net	5,191,643

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(23,885,842)
Net realized gain (loss) on forward currency exchange contracts	440,454
Net Realized Gain (Loss)	(23,445,388)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(533,013,814)
Net Realized and Unrealized Gain (Loss) on Investments	(556,459,202)
Net (Decrease) in Net Assets Resulting from Operations	(551,267,559)

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008[a]

Operations ($):
Investment income—net	5,191,643	11,739,837
Net realized gain (loss) on investments	(23,445,388)	400,468,698
Net unrealized appreciation
(depreciation) on investments	(533,013,814)	(243,372,777)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(551,267,559)	168,835,758

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(9,694,876)
Class B Shares	—	(6,463)
Class C Shares	—	(31,765)
Class I Shares	—	(3,911,675)
Class T Shares	—	(787)
Net realized gain on investments:
Class A Shares	—	(282,421,774)
Class B Shares	—	(1,026,498)
Class C Shares	—	(2,380,982)
Class I Shares	—	(80,539,454)
Class T Shares	—	(27,640)
Total Dividends	—	(380,041,914)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	56,742,998	194,434,379
Class B Shares	55,301	267,963
Class C Shares	3,000	248,299
Class I Shares	9,854,695	86,486,098

	Six Months Ended
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008[a]

Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A Shares	—	266,926,853
Class B Shares	—	952,795
Class C Shares	—	1,996,795
Class I Shares	—	84,051,203
Class T Shares	—	28,427
Cost of shares redeemed:
Class A Shares	(145,975,549)	(529,574,672)
Class B Shares	(377,003)	(1,116,591)
Class C Shares	(2,240,855)	(1,496,650)
Class I Shares	(165,200,896)	(147,381,644)
Class T Shares	—	(59,001)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(247,138,309)	(44,235,746)
Total Increase (Decrease) in Net Assets	(798,405,868)	(255,441,902)

Net Assets ($):
Beginning of Period	1,242,822,207	1,498,264,109
End of Period	444,416,339	1,242,822,207
Undistributed investment income—net	18,064,868	12,873,225

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008[a]

Capital Share Transactions:
Class Ab
Shares sold	4,343,203	8,891,323
Shares issued for dividends reinvested	—	13,502,441
Shares redeemed	(10,960,932)	(24,385,422)
Net Increase (Decrease) in Shares Outstanding	(6,617,729)	(1,991,658)

Class Bb
Shares sold	3,285	13,198
Shares issued for dividends reinvested	—	49,966
Shares redeemed	(28,494)	(51,862)
Net Increase (Decrease) in Shares Outstanding	(25,209)	11,302

Class C
Shares sold	265	12,961
Shares issued for dividends reinvested	—	104,000
Shares redeemed	(156,955)	(72,610)
Net Increase (Decrease) in Shares Outstanding	(156,690)	44,351

Class I
Shares sold	666,149	4,158,575
Shares issued for dividends reinvested	—	4,247,155
Shares redeemed	(11,306,082)	(6,544,049)
Net Increase (Decrease) in Shares Outstanding	(10,639,933)	1,861,681

Class T
Shares issued for dividends reinvested	—	1,466
Shares redeemed	—	(3,414)
Net Increase (Decrease) in Shares Outstanding	—	(1,948)

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.

b	During the period ended November 30, 2008, 1,387 Class B shares representing $15,644, were automatically converted to 1,334 Class A shares and during the period ended May 31, 2008, 5,060 Class B shares representing $124,375 were automatically converted to 4,914 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2008				Year Ended May 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	19.45	23.41	23.06	19.50	16.77	12.25
Investment Operations:
Investment income—net[a]	.09	.17	.17	.21	.23	.16
Net realized and unrealized
gain (loss) on investments (9.97)		2.77	6.53	6.33	4.22	4.47
Total from
Investment Operations	(9.88)	2.94	6.70	6.54	4.45	4.63
Distributions:
Dividends from
investment income—net	—	(.23)	(.11)	(.31)	(.08)	(.11)
Dividends from net realized
gain on investments	—	(6.67)	(6.24)	(2.67)	(1.64)	—
Total Distributions	—	(6.90)	(6.35)	(2.98)	(1.72)	(.11)
Net asset value,
end of period	9.57	19.45	23.41	23.06	19.50	16.77

Total Return (%)[b]	(50.80)[c]	12.08	32.36	34.52	26.47	37.65

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.95[d]	1.78	1.81	1.81	1.85	1.86
Ratio of net expenses
to average net assets	1.94[d]	1.77	1.81	1.80	1.85	1.86
Ratio of net investment
income to average
net assets	1.18[d]	.79	.75	.94	1.22	.97
Portfolio Turnover Rate	23.98[c]	52.37	49.56	50.00	41.36	47.45

Net Assets, end of period
($ x 1,000)	383,190	907,634	1,138,916	1,352,639	1,070,893	906,065

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2008			Year Ended May 31,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	18.76	22.81	22.67	19.21	16.61	12.20
Investment Operations:
Investment income (loss)—net[a]	.03	(.02)	.02	.04	.06	.02
Net realized and unrealized
gain (loss) on investments	(9.59)	2.68	6.36	6.23	4.18	4.46
Total from
Investment Operations	(9.56)	2.66	6.38	6.27	4.24	4.48
Distributions:
Dividends from
investment income—net	—	(.04)	—	(.14)	—	(.07)
Dividends from net realized
gain on investments	—	(6.67)	(6.24)	(2.67)	(1.64)	—
Total Distributions	—	(6.71)	(6.24)	(2.81)	(1.64)	(.07)
Net asset value, end of period	9.20	18.76	22.81	22.67	19.21	16.61

Total Return (%)[b]	(50.96)[c]	11.07	31.36	33.53	25.46	36.70

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.71[d]	2.65	2.55	2.57	2.67	2.63
Ratio of net expenses
to average net assets	2.71[d,e]	2.64	2.55	2.57[e]	2.67	2.63
Ratio of net investment income
(loss) to average net assets	.43[d]	(.08)	.08	.16	.32	.11
Portfolio Turnover Rate	23.98[c]	52.37	49.56	50.00	41.36	47.45

Net Assets, end of period
($ x 1,000)	1,545	3,623	4,146	4,151	3,481	3,246

a	Based on average shares outstanding at each month end.

b	Exclusive of sales charge.

c	Not annualized.

d	Annualized.

e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
November 30, 2008			Year Ended May 31,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	18.80	22.89	22.72	19.25	16.63	12.22
Investment Operations:
Investment income (loss)—net[a]	.04	(.02)	.03	.05	.07	.02
Net realized and unrealized
gain (loss) on investments	(9.62)	2.69	6.38	6.24	4.19	4.46
Total from
Investment Operations	(9.58)	2.67	6.41	6.29	4.26	4.48
Distributions:
Dividends from
investment income—net	—	(.09)	—	(.15)	—	(.07)
Dividends from net realized
gain on investments	—	(6.67)	(6.24)	(2.67)	(1.64)	—
Total Distributions	—	(6.76)	(6.24)	(2.82)	(1.64)	(.07)
Net asset value, end of period	9.22	18.80	22.89	22.72	19.25	16.63

Total Return (%)[b]	(50.96)[c]	11.05	31.43	33.58	25.47	36.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.66[d]	2.66	2.52	2.53	2.61	2.58
Ratio of net expenses
to average net assets	2.65[d]	2.65	2.52	2.52	2.61	2.58
Ratio of net investment income
(loss) to average net assets	.50[d]	(.07)	.14	.20	.39	.11
Portfolio Turnover Rate	23.98[c]	52.37	49.56	50.00	41.36	47.45

Net Assets, end of period
($ x 1,000)	2,529	8,106	8,852	8,092	7,797	8,947

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2008			Year Ended May 31,

Class I Shares	(Unaudited)	2008[a]	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	19.49	23.50	23.14	19.55	16.80	12.27
Investment Operations:
Investment income—net[b]	.11	.22	.39	.31	.29	.21
Net realized and unrealized
gain (loss) on investments	(10.01)	2.76	6.41	6.33	4.24	4.47
Total from
Investment Operations	(9.90)	2.98	6.80	6.64	4.53	4.68
Distributions:
Dividends from
investment income—net	—	(.32)	(.20)	(.38)	(.14)	(.15)
Dividends from net realized
gain on investments	—	(6.67)	(6.24)	(2.67)	(1.64)	—
Total Distributions	—	(6.99)	(6.44)	(3.05)	(1.78)	(.15)
Net asset value, end of period	9.59	19.49	23.50	23.14	19.55	16.80

Total Return (%)	(50.77)[c]	12.19	32.78	35.00	26.87	38.19

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.78[d]	1.64	1.48	1.47	1.49	1.52
Ratio of net expenses
to average net assets	1.78[d,e]	1.63	1.48	1.46	1.49	1.52
Ratio of net investment income
to average net assets	1.40[d]	1.01	1.79	1.33	1.52	1.26
Portfolio Turnover Rate	23.98[c]	52.37	49.56	50.00	41.36	47.45

Net Assets, end of period
($ x 1,000)	57,132	323,417	346,254	49,236	26,675	8,036

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
November 30, 2008			Year Ended May 31,

Class T Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	19.02	23.09	22.83	19.31	16.63	12.19
Investment Operations:
Investment income—net[a]	.05	.02	.12	.14	.14	.07
Net realized and unrealized
gain (loss) on investments	(9.74)	2.77	6.41	6.28	4.18	4.47
Total from
Investment Operations	(9.69)	2.79	6.53	6.42	4.32	4.54
Distributions:
Dividends from
investment income—net	—	(.19)	(.03)	(.23)	—	(.10)
Dividends from net realized
gain on investments	—	(6.67)	(6.24)	(2.67)	(1.64)	—
Total Distributions	—	(6.86)	(6.27)	(2.90)	(1.64)	(.10)
Net asset value, end of period	9.33	19.02	23.09	22.83	19.31	16.63

Total Return (%)[b]	(50.92)[c]	11.46	31.83	34.19	25.84	37.33

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.47[d]	2.21	2.16	2.16	2.27	2.24
Ratio of net expenses
to average net assets	2.47[d,e]	2.20	2.16	2.15	2.27	2.24
Ratio of net investment income
to average net assets	.66[d]	.07	.53	.59	.77	.45
Portfolio Turnover Rate	23.98[c]	52.37	49.56	50.00	41.36	47.45

Net Assets, end of period
($ x 1,000)	20	42	96	75	56	77

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Fund (the “fund”) is a separate non-diversified series of Dreyfus International Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers one series, the fund. The fund’s investment objective is long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

At a meeting of the fund’s Board of Directors held on July 15, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier Emerging Markets Fund” to “Dreyfus Emerging Markets Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	428,063,822	0
Level 2—Other Significant
Observable Inputs	0	2,876
Level 3—Significant
Unobservable Inputs	0	0
Total	428,063,822	2,876

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended November 30, 2008.

As of and during the period ended November 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2008 was as follows: ordinary income $97,843,609 and long-term capital gains $282,198,305.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facilities during the period ended November 30, 2008 was approximately $744,800, with a related weighted average annualized interest rate of 2.43% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended November 30, 2008, the Distributor retained $372 from commissions earned on sales of the fund’s Class A shares and $2,116 and $554 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended November 30, 2008, Class B, Class C and Class T shares were charged $9,775, $19,393 and $39, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and ClassT shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2008, Class A, Class B, Class C and Class T shares were charged $815,392, $3,258, $6,464 and $39, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2008, the fund was charged $82,177 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2008, the fund was charged $10,291 pursuant to the cash management agreement.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2008, the fund was charged $1,162,974 pursuant to the custody agreement.

During the period ended November 30, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $472,808, Rule 12b-1 distribution plan fees $2,574, shareholder services plan fees $82,274, custodian fees $1,137,737, chief compliance officer fees $2,466 and transfer agency per account fees $28,760.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee was charged and retained by the fund on certain shares redeemed within sixty days following the date of their issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended November 30, 2008, redemption fees charged and retained by the fund amounted to $22,000.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended November 30, 2008, amounted to $201,020,207 and $426,713,768, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the for-

ward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at November 30, 2008:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)

Sales:
South African Rand,
expiring 12/1/2008	4,232,167	422,734	419,858	2,876

At November 30, 2008, accumulated net unrealized depreciation on investments was $360,472,976, consisting of $17,933,751 gross unrealized appreciation and $378,406,727 gross unrealized depreciation.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Subsequent Event:

Effective on or about February 4, 2009 (the “Effective Date”), the fund will issue to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares.Thereafter, the fund will no longer offer Class T shares.

Effective on or about December 3, 2008, no investments for new accounts were permitted in Class T of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. After the Effective Date, subsequent investments in the fund’s Class A shares made by holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares will be subject to the front-end sales load schedule currently in effect for Class T shares. Otherwise, all other Class A share attributes will be in effect.

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)